STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 2.0%
Dana	35,855		607,742
Gentex	69,100		1,962,440
			2,570,182
Banks - 5.5%
Cathay General Bancorp	45,615		1,679,544
East West Bancorp	29,635		1,357,876
Frost Bank	1,460	[a]	136,598
MGIC Investment	91,400		1,317,074
Popular	26,385		1,459,354
Signature Bank	1,090		134,462
Trustmark	22,190		762,448
Umpqua Holdings	20,400		333,948
			7,181,304
Capital Goods - 11.6%
Acuity Brands	11,990		1,568,053
Allison Transmission Holdings	31,510		1,525,084
Carlisle	12,240		1,909,195
Curtiss-Wright	13,315		1,828,283
EMCOR Group	20,045		1,782,602
ITT	8,410		586,850
MasTec	23,445	[a,b]	1,555,341
Oshkosh	20,265		1,833,172
Spirit AeroSystems Holdings, Cl. A	2,060		179,199
Teledyne Technologies	1,950	[b]	666,881
The Timken Company	32,300		1,698,657
			15,133,317
Commercial & Professional Services - .8%
HNI	16,665		654,768
Manpowergroup	3,570		330,725
			985,493
Consumer Durables & Apparel - 3.9%
Deckers Outdoor	10,975	[b]	1,845,775
Tempur Sealy International	18,940	[b]	1,607,627
TRI Pointe Group	62,570	[b]	974,841
Whirlpool	4,880	[a]	698,328
			5,126,571
Consumer Services - 1.7%
Churchill Downs	1,660		215,817
Jack in the Box	14,755	[a]	1,169,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Services - 1.7% (continued)
Norwegian Cruise Line Holdings	16,900	[b]	906,516
			2,292,257
Diversified Financials - 4.8%
Evercore, Cl. A	17,270		1,336,353
FactSet Research Systems	3,650	[a]	947,723
Federated Investors, Cl. B	41,650	[a]	1,396,108
Navient	13,980		200,613
OneMain Holdings	34,550		1,488,759
SEI Investments	11,240	[b]	725,317
Synchrony Financial	3,965		148,331
			6,243,204
Energy - 3.4%
Apergy	17,450	[b]	445,673
Cabot Oil & Gas	76,000		1,211,440
The Williams Companies	47,250		1,073,520
World Fuel Services	40,975		1,737,340
			4,467,973
Food & Staples Retailing - 1.5%
Casey's General Stores	11,535		2,004,437
Food, Beverage & Tobacco - .2%
Tootsie Roll Industries	5,905	[a]	202,837
Health Care Equipment & Services - 4.6%
Hill-Rom Holdings	16,235		1,740,554
Masimo	6,045	[b]	937,398
STERIS	15,170		2,292,794
Veeva Systems, Cl. A	7,040	[b]	1,050,227
			6,020,973
Household & Personal Products - .1%
Edgewell Personal Care	4,350	[b]	135,546
Insurance - 6.0%
Brighthouse Financial	39,335	[b]	1,619,029
Brown & Brown	50,410		1,902,473
Globe Life	6,295		646,874
Kemper	18,890		1,396,349
Primerica	14,400		1,927,296
Unum Group	12,090		371,647
			7,863,668
Materials - 5.6%
Allegheny Technologies	70,900	[a,b]	1,634,954
Reliance Steel & Aluminum	16,735		1,974,395
The Scotts Miracle-Gro Company	13,990	[a]	1,414,109
Valvoline	73,355		1,661,491
Worthington Industries	17,745		679,634
			7,364,583

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 3.2%
AMC Networks, Cl. A	32,560	[a,b]	1,251,281
John Wiley & Sons, Cl. A	2,945		139,181
Sinclair Broadcast Group, Cl. A	6,880	[a]	239,630
TEGNA	54,455	[a]	835,884
The New York Times Company, Cl. A	53,730		1,732,792
			4,198,768
Pharmaceuticals Biotechnology & Life Sciences - 7.7%
Bio-Rad Laboratories, Cl. A	5,460	[b]	2,016,815
Bruker	8,720		446,377
Charles River Laboratories International	13,770	[b]	2,000,092
Exelixis	98,400	[b]	1,636,392
Incyte	15,045	[b]	1,416,637
Jazz Pharmaceuticals	1,820	[b]	275,038
Mettler-Toledo International	270	[b]	194,241
PRA Health Sciences	3,060	[b]	332,959
Waters	3,430	[b]	761,700
Zoetis	7,775		937,043
			10,017,294
Real Estate - 8.7%
EastGroup Properties	13,510	[c]	1,839,927
First Industrial Realty Trust	43,825	[c]	1,866,068
Highwoods Properties	5,180	[c]	251,489
Lamar Advertising, Cl. A	23,380	[c]	1,950,593
Medical Properties Trust	73,375	[c]	1,523,265
Piedmont Office Realty Trust, Cl. A	21,305	[c]	471,267
PS Business Parks	8,085	[c]	1,427,730
VICI Properties	9,770	[a,c]	241,612
Weingarten Realty Investors	54,700	[c]	1,741,648
			11,313,599
Retailing - 3.4%
AutoNation	17,070	[b]	872,106
AutoZone	300	[b]	353,376
Etsy	13,830	[b]	600,084
Floor & Decor Holdings, Cl. A	24,220	[a,b]	1,162,802
Murphy USA	11,950	[b]	1,404,483
			4,392,851
Semiconductors & Semiconductor Equipment - 3.4%
Cirrus Logic	24,270	[b]	1,740,159
Semtech	12,290	[b]	595,573
Silicon Laboratories	2,785	[b]	295,015
Teradyne	14,150		885,649
Universal Display	3,610		701,134
Xilinx	2,725		252,826
			4,470,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 9.1%
CACI International, Cl. A		8,105	[b]	1,939,689
CDK Global		3,385		181,267
Citrix Systems		2,340		263,975
Fair Isaac		3,120	[b]	1,147,380
j2 Global		17,230	[a,b]	1,671,655
KBR		55,855		1,662,803
Leidos Holdings		11,245		1,021,496
Manhattan Associates		21,090	[b]	1,761,226
MAXIMUS		23,635		1,764,353
WEX		2,310	[b]	464,610
				11,878,454
Technology Hardware & Equipment - 5.8%
Ciena		39,820	[b]	1,511,567
Tech Data		14,130	[b]	2,047,296
Xerox Holdings		39,340		1,531,506
Zebra Technologies, Cl. A		10,130	[b]	2,542,022
				7,632,391
Transportation - 2.8%
JetBlue Airways		24,960	[b]	480,979
Landstar System		10,240		1,140,838
Old Dominion Freight Line		3,720	[a]	712,715
United Airlines Holdings		14,470	[b]	1,342,816
				3,677,348
Utilities - 3.7%
IDACORP		5,735		602,462
MDU Resources Group		47,525		1,380,126
NRG Energy		5,710		226,858
OGE Energy		44,980		1,891,859
Vistra Energy		27,590		731,963
				4,833,268
Total Common Stocks (cost $112,397,445)				130,006,674
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $705,280)	1.63	705,280	[d]	705,280

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $208,959)	1.63	208,959	[d]	208,959
Total Investments (cost $113,311,684)		100.2%		130,920,913

Liabilities, Less Cash and Receivables	(.2%)	(225,823)
Net Assets	100.0%	130,695,090

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $14,826,309 and the value of the collateral was $15,310,128, consisting of cash collateral of $208,959 and U.S. Government & Agency securities valued at $15,101,169.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	130,006,674	-	-	130,006,674
Investment Companies	914,239	-	-	914,239

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $17,609,229, consisting of $21,765,456 gross unrealized appreciation and $4,156,227 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.